Consolidated Statements of Financial Position (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Issued capital, par value (in Dollars per share)	[1]
Ordinary shares, issued	[1]	3,410,434	2,052,359
Ordinary shares, outstanding	[1]	3,410,434	2,052,359

[1]	Retrospectively restated for one-for-ten share consolidation with effective date of October 16, 2023.